Loans Payable — Financial Institution	6 Months Ended
Dec. 31, 2025
Loans Payable — Financial Institution [Abstract]
Loans Payable — Financial Institution

Note 9 — Loans Payable — Financial Institution

On April 28, 2023, RP Singapore entered into a short-term loan agreement with a financial institution to obtain a loan of SGD 100,000 (USD 78,622) for a term of 20 bi-weekly installment and at a fixed bi-weekly interest rate of 1.75%. The bank loan was unsecured and guaranteed by a third party. This loan has been settled as of June 2025.

On April 8, 2024, RP Singapore entered into a short-term loan agreement with a financial institution to obtain a loan of SGD 80,000 (USD 62,898) for a term of one month and at a fixed monthly interest rate of 6.00%. The financial loan was unsecured and guaranteed by a third party. On June 12, 2024, after a repayment of SGD 10,000 (USD 7,862) towards the outstanding amount, the loan was re-structured to be a monthly repayment over a term of 8 months. This loan has been settled as of October 2025.

As of June 30, 2025, RP Singapore has utilized the overdraft credit line of SGD 161,567 (USD 127,028), from a banking institution. The overdraft credit line was unsecured and guaranteed by a third party with an annual interest rate of 7.25%. This credit line has been closed as of October 2025.